COMPENSATION EXPENSE - Disclosure of compensation expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Wages, salaries and benefits	$ 139,313	$ 115,730
Post-employment benefits	1,157	879
Share-based compensation expense	23,153	9,425
Compensation expense	$ 163,623	$ 126,034